Shareholder Report, Average Annual Return (Details)		12 Months Ended		60 Months Ended	120 Months Ended
		Aug. 31, 2026		Aug. 31, 2026	Aug. 31, 2026
C000000818 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		5.70%		0.58%	1.85%
C000130452 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		5.83%		0.66%	1.94%
C000073398 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		5.80%		0.64%	1.89%
C000000817 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent		3.72%	[1]	(0.38%)	0.87%
C000000815 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 4.50%
Average Annual Return, Percent		0.75%		(0.54%)	1.17%
C000046743 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 4.50%
Average Annual Return, Percent		2.87%		(1.80%)	1.47%
C000046744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent		5.78%	[2]	(1.67%)	1.15%
C000073399 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		7.89%		(0.65%)	2.18%
C000130453 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		7.97%		(0.63%)	2.21%
C000007813 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		7.89%		(0.75%)	2.08%
Without Sales Load [Member] | C000000817 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		without Deferred Sales Charge
Average Annual Return, Percent		4.72%		(0.38%)	0.87%
Without Sales Load [Member] | C000000815 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		without Sales Charge
Average Annual Return, Percent		5.52%		0.38%	1.64%
Without Sales Load [Member] | C000046743 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		without Sales Charge
Average Annual Return, Percent		7.72%		(0.89%)	1.94%
Without Sales Load [Member] | C000046744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		without Deferred Sales Charge
Average Annual Return, Percent		6.78%		(1.67%)	1.15%
Bloomberg U S Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Municipal Bond Index
Average Annual Return, Percent		4.12%		0.54%	1.91%
Bloomberg Municipal Bond High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond High Yield Index
Average Annual Return, Percent	[3],[4]	6.66%		1.31%	3.73%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[2]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[3]
Effective December 31, 2025, the Fund has added the Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.

[4]	Effective December 31, 2025, the Fund has added the Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.